Flight Equipment Held For Operating Leases, Net (Contracted Minimum Future Lease Payments Receivable) (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2013
Flight Equipment Held For Operating Leases, Net [Abstract]
2014	$ 931,801
2015	878,948
2016	772,706
2017	591,965
2018	526,397
Thereafter	1,643,197
Contracted minimum future lease receivables	$ 5,345,014